Supplemental Oil and Gas Disclosures - Cost Incurred (Detail) - Domestic - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Acquisition	$ 3,208	$ 294	$ 57
Exploration	84	92	104
Development	657	1,376	939
Total costs incurred	$ 3,949	$ 1,762	$ 1,100